Segment Reporting	3 Months Ended
May 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

4. SEGMENT REPORTING

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Group Chief Executive Officer (“CEO”), who makes strategic decisions.

The Group organized its business units based on its products and services into the following reportable segments:

-	Cartrack is a provider of an on-the-ground operational Internet of Things (“IoT”) Software-as-a-service (“SaaS”) cloud that maximizes the value of transportation, operations and workflow data by providing insightful real-time data analytics to connected vehicles and equipment.

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Carzuka is a physical and e-commerce vehicle buying and selling marketplace which allows customers to source, buy and sell vehicles efficiently and cost effectively. During the third quarter of the financial year of 2024, despite the growth experienced by Carzuka in South Africa, a decision was made to cease buying second hand vehicles in South Africa. This follows considerable interaction with motor dealerships across South Africa during these periods, who perceived Carzuka’s business interests to conflict with their business interests and Cartrack do not want to risk the long-standing strategic relationships that Cartrack has forged with motor dealerships across South Africa.

There are many components within the Carzuka’s platform that had been built and developed and will continue to provide substantial value to the existing Cartrack fleet platform. As at February 29, 2024, Carzuka has been integrated into Cartrack’s broader operations.

-	Karooooo Logistics provides a software application enabling the management of last mile delivery and general operational logistics. This technology addresses the challenges of on-the-ground distribution for large enterprises requiring systems integrations, payment gateways, third-party long-haul services and crowd-sourced drivers in order to scale and meet their operational needs.

The segment information provided to the Group CEO, for the reportable segments for the three months ended May 31, 2024 and May 31, 2023 are as follows:

Figures in Rand thousands	Cartrack	Karooooo Logistics	Total
May 31, 2024
Subscription revenue	959,603	4,165	963,768
Other revenue	19,372	–	19,372
Vehicle sales	2,099	–	2,099
Delivery service	–	96,586	96,586
Segment revenue	981,074	100,751	1,081,825

Segment operating profit	287,187	12,560	299,747

Depreciation and amortization	166,146	844	166,990
Capital expenditure	279,550	371	279,921

Figures in Rand thousands	Cartrack	Carzuka	Karooooo Logistics	Total
May 31, 2023
Subscription revenue	834,232	-	2,165	836,397
Other revenue	19,197	-	-	19,197
Vehicle sales	-	81,563	-	81,563
Delivery service	-	-	59,630	59,630
Segment revenue	853,429	81,563	61,795	996,787

Segment operating profit/(loss)	231,901	(12,056)	4,529	224,374

Depreciation and amortization	160,189	1,098	463	161,750
Capital expenditure	195,408	47	245	195,700

Reconciliation of information on reportable segments to the amounts reported in consolidated financial statements

	For the Three Months Ended May 31,
Figures in Rand thousands	2024	2023
Total segment operating profits	299,747	224,374
Finance income	11,213	10,878
Finance cost	(5,634)	(2,174)
Consolidated profit before taxation	305,326	233,078

Information about geographical areas:

Non-current operating assets[1]	As of May 31, 2024	As of February 29, 2024
South Africa	1,825,015	1,714,719
Africa-Other	154,256	154,777
Europe	366,870	355,904
Asia-Pacific[2], Middle East & USA	484,438	498,361
	2,830,579	2,723,761

1	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.

2	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 174.5 million (February 29, 2024: ZAR 226.2 million).

Information about revenue from geographical areas are disclosed in Note 10.

There are no customers which contribute in excess of 10% of Group revenue for the quarter ended May 31, 2024 and May 31, 2023.